Portfolio of Investments (unaudited)
As of September 30, 2024
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS—103.4%
BRAZIL—3.2%
Consumer Discretionary—1.0%
MercadoLibre, Inc.(a)	1,647	$ 3,379,578
Consumer Staples—0.8%
Raia Drogasil SA	576,897	2,699,324
Energy—0.6%
PRIO SA	242,251	1,926,820
Financials—0.8%
NU Holdings Ltd., Class A(a)	210,848	2,878,075
Total Brazil		10,883,797
CHINA—28.3%
Communication Services—7.7%
Autohome, Inc., ADR	95,327	3,109,567
Tencent Holdings Ltd.	408,800	22,731,258
		25,840,825
Consumer Discretionary—8.4%
Alibaba Group Holding Ltd.	1,016,900	13,513,357
ANTA Sports Products Ltd.	472,000	5,587,459
Midea Group Co. Ltd.(a)	335,300	3,202,535
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	218,486	2,354,272
Tongcheng Travel Holdings Ltd.(c)	1,300,800	3,266,526
		27,924,149
Consumer Staples—1.3%
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	17,297	4,238,567
Financials—3.3%
PICC Property & Casualty Co. Ltd., H Shares	3,562,000	5,272,706
Ping An Insurance Group Co. of China Ltd., H Shares (Hong Kong)	900,000	5,651,575
		10,924,281
Health Care—1.0%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	81,855	3,375,481
Industrials—5.7%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(b)	545,000	1,152,680
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(b)	224,897	7,903,782
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	1,364,700	5,321,924
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(b)	333,020	4,659,345
		19,037,731
Real Estate—0.9%
China Resources Land Ltd.	883,000	3,176,425
Total China		94,517,459
HONG KONG—1.3%
Financials—1.3%
AIA Group Ltd.	507,200	4,429,305
INDIA—22.6%
Communication Services—2.1%
Bharti Airtel Ltd.	173,452	3,543,930
Info Edge India Ltd.	36,435	3,546,155
		7,090,085
Consumer Discretionary—3.1%
Indian Hotels Co. Ltd.	429,598	3,520,070
Mahindra & Mahindra Ltd.	107,525	3,994,356
Maruti Suzuki India Ltd.	18,440	2,913,575
		10,428,001
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2024
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
INDIA (continued)
Consumer Staples—1.0%
Hindustan Unilever Ltd.	92,940	$ 3,281,707
Financials—7.6%
Cholamandalam Financial Holdings Ltd.	64,570	1,580,293
Cholamandalam Investment & Finance Co. Ltd.	167,091	3,196,813
HDFC Bank Ltd.	366,493	7,547,458
ICICI Bank Ltd.	392,826	5,965,797
SBI Life Insurance Co. Ltd.(c)	328,464	7,217,530
		25,507,891
Health Care—0.1%
Global Health Ltd.(a)	40,097	488,138
Industrials—1.2%
Havells India Ltd.	160,294	3,863,319
Information Technology—1.7%
Infosys Ltd.	248,462	5,555,750
Materials—1.8%
UltraTech Cement Ltd.	42,870	6,035,235
Real Estate—1.3%
Godrej Properties Ltd.(a)	112,571	4,251,108
Utilities—2.7%
Power Grid Corp. of India Ltd.	2,103,951	8,839,633
Total India		75,340,867
INDONESIA—2.5%
Communication Services—1.1%
Telkom Indonesia Persero Tbk. PT	17,760,700	3,516,868
Consumer Discretionary—0.0%
Sepatu Bata Tbk. PT(a)(d)	18,439,200	71,857
Financials—1.4%
Bank Negara Indonesia Persero Tbk. PT	13,184,100	4,655,552
Total Indonesia		8,244,277
KAZAKHSTAN—1.3%
Financials—1.3%
Kaspi.KZ JSC, ADR	4,684	496,457
Kaspi.KZ JSC, GDR(c)	35,766	3,779,565
		4,276,022
MEXICO—5.8%
Consumer Staples—0.9%
Fomento Economico Mexicano SAB de CV, ADR	31,693	3,128,416
Financials—0.9%
Grupo Financiero Banorte SAB de CV, Class O	434,885	3,095,215
Industrials—0.8%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	39,941	2,708,798
Materials—3.2%
Grupo Mexico SAB de CV	625,018	3,491,721
Southern Copper Corp.	61,206	7,079,698
		10,571,419
Total Mexico		19,503,848
NETHERLANDS—1.1%
Information Technology—1.1%
ASM International NV	5,669	3,740,175
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2024
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
PERU—0.4%
Financials—0.4%
Credicorp Ltd.	7,733	$ 1,399,441
POLAND—1.0%
Industrials—1.0%
InPost SA(a)	174,919	3,302,491
RUSSIA—0.0%
Energy—0.0%
Novatek PJSC(d)(e)	20,251	–
Financials—0.0%
Sberbank of Russia PJSC(d)(e)	730,234	–
Total Russia		–
SAUDI ARABIA—3.0%
Energy—1.2%
Saudi Arabian Oil Co.(c)	552,054	3,992,153
Financials—1.8%
Al Rajhi Bank	260,114	6,061,509
Total Saudi Arabia		10,053,662
SOUTH AFRICA—1.0%
Financials—1.0%
Sanlam Ltd.	674,730	3,436,622
SOUTH KOREA—6.4%
Financials—1.4%
Shinhan Financial Group Co. Ltd.	111,276	4,719,497
Industrials—3.3%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,436	4,490,220
Samsung C&T Corp.	27,789	2,910,632
Samsung E&A Co. Ltd.(a)	222,243	3,729,243
		11,130,095
Information Technology—1.7%
SK Hynix, Inc.	40,876	5,470,712
Total South Korea		21,320,304
TAIWAN—19.7%
Information Technology—19.7%
Accton Technology Corp.	314,000	5,253,737
Chroma ATE, Inc.	485,000	5,694,356
Delta Electronics, Inc.	152,000	1,813,521
MediaTek, Inc.	155,000	5,712,607
Taiwan Semiconductor Manufacturing Co. Ltd.	1,451,000	43,753,637
Yageo Corp.	177,626	3,496,564
		65,724,422
UNITED ARAB EMIRATES—2.4%
Consumer Discretionary—0.1%
Americana Restaurants International PLC	671,002	490,554
Financials—1.2%
Abu Dhabi Islamic Bank PJSC	1,140,371	3,949,175
Real Estate—1.1%
Aldar Properties PJSC	1,758,039	3,596,710
Total United Arab Emirates		8,036,439
UNITED STATES—0.6%
Information Technology—0.6%
Globant SA(a)	9,440	1,870,442
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2024
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
VIETNAM—2.8%
Information Technology—2.8%
FPT Corp.	1,703,260	$ 9,325,444
Total Common Stocks		345,405,017
PREFERRED STOCKS—6.2%
BRAZIL—1.5%
Financials—1.5%
Itausa SA	2,439,869	4,957,937
SOUTH KOREA—4.7%
Information Technology—4.7%
Samsung Electronics Co. Ltd., Preferred Shares	402,630	15,636,897
Total Preferred Stocks		20,594,834
PRIVATE EQUITY—0.1%
GLOBAL*—0.0%
Private Equity —0.0%
Emerging Markets Ventures I LP(a)(d)(f)(g)(h)(i)	11,723,413(j)	8,324
ISRAEL—0.0%
Private Equity —0.0%
BPA Israel Ventures LLC(a)(d)(f)(g)(h)(i)(k)	3,349,175(j)	12,559
UNITED STATES—0.1%
Private Equity —0.1%
Telesoft Partners II LP(a)(d)(f)(i)(k)	2,400,000(j)	159,456
Total Private Equity		180,339
SHORT-TERM INVESTMENT—3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(l)	9,975,994	9,975,994
Total Short-Term Investment		9,975,994
Total Investments (Cost $309,477,133)—112.7%		376,156,184
Liabilities in Excess of Other Assets—(12.7%)		(42,272,324)
Net Assets—100.0%		$333,883,860

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(f)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Portfolio of Investments for inputs used.
(g)	Considered in liquidation by the Fund's Adviser.
(h)	As of September 30, 2024, the aggregate amount of open commitments for the Fund is $2,806,782.
(i)	Restricted security, not readily marketable. See Notes to Financial Statements.
(j)	Represents contributed capital.
(k)	Fund of Fund investment.
(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of September 30, 2024.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
September 30, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/exchange-traded funds ("ETFs"), exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
5

Notes to Portfolio of Investments
September 30, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The Fund may also invest in private equity private placement securities, which represented 0.0% of the net assets of the Fund as of September 30, 2024. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund's Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.
6